Assumptions Used in Determination of Net Periodic Pension Cost (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Postemployment Benefits Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.10%	2.20%
Long-term rate of salary increases	2.90%	2.20%	2.20%
Expected long-term rate of return on plan assets	2.00%	2.30%	2.50%